Asset Retirement Obligations (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligations [Line Items]
Nuclear decommissioning trust funds	$ 5,093	$ 4,484
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
Nuclear decommissioning trust funds	$ 2,399	$ 2,106